Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Bank contribution for Employee benefit plan	$ 93,000	$ 61,000
Accruing interest rate on benefit plan	6.00%
Bank expense In employee benefit plan	$ 381,000	$ 172,000
Accrued deferred compensation expense	$ 2,300,000		$ 2,100,000